Submission	Jun. 30, 2025
Submission [Line Items]
Central Index Key	0001649009
Registrant Name	Siyata Mobile Inc.
Registration File Number	333-288063
Form Type	F-1
Submission Type	F-1MEF
Fee Exhibit Type	EX-FILING FEES